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GENERAL INFORMATION AND 24-HOUR YIELD AND BALANCE INFORMATION
800-637-1700

This literature is not authorized for distribution to prospective investors unless preceded or accompanied by an appropriate current prospectus.

Distributor--Resrv Partners, Inc.

RTET/SEMI-ANNUAL 11/01

                                     [LOGO]

                                 SEMI-ANNUAL REPORT

      NEW YORK TAX-EXEMPT FUND
      CALIFORNIA II TAX-EXEMPT FUND
      CONNECTICUT TAX-EXEMPT FUND
      FLORIDA TAX-EXEMPT FUND
      MASSACHUSETTS TAX-EXEMPT FUND
      MICHIGAN TAX-EXEMPT FUND
      NEW JERSEY TAX-EXEMPT FUND
      OHIO TAX-EXEMPT FUND
      PENNSYLVANIA TAX-EXEMPT FUND
      VIRGINIA TAX-EXEMPT FUND

                                 NOVEMBER 30, 2001

          RESERVE NEW YORK TAX-EXEMPT TRUST--NEW YORK TAX-EXEMPT FUND
             STATEMENT OF NET ASSETS--NOVEMBER 30, 2001 (UNAUDITED)

 PRINCIPAL                                                                   VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS--99.4%                                 (NOTE 1)
 ---------   -----------------------------                                 --------
$ 4,000,000  Alden CSD, BAN, 3.25%, 6/27/02..........................  $       4,010,972
  1,475,000  Avoca CSD, GO 4.60%, 6/15/02............................          1,494,352
  1,700,000  Babylon IDR for Ogden Martin, 1.25%, 1/1/19(a)..........          1,700,000
  2,240,000  Bleecker HDC Terrace Apt. Project S85, 1.60%,
             7/1/15(a)...............................................          2,240,000
  5,000,000  Chautauqua County, TAN, 3.50%, 12/20/01.................          5,001,477
  4,430,000  Chemung County IDA for Civic Arnot Ogden Medical Center,
             1.20%, 3/1/19(a)........................................          4,430,000
  2,450,000  East Williston UFSD, TAN, 3.00%, 6/27/02................          2,455,256
  1,430,000  Great Neck North Water Authority, WSR, 1.35%,
             1/1/20(a)...............................................          1,430,000
  2,800,000  Guilderland IDA for Easten Industrial Park, 1.30%,
             12/1/08(a)..............................................          2,800,000
  3,600,000  Honeoye Falls Lima School District, RAN, 3.20%,
             6/19/02.................................................          3,607,597
  1,500,000  Jay Street Development Corp., Series A3, 1.30%,
             5/1/21(a)...............................................          1,500,000
  2,000,000  Jay Street Development Corp., Series A1, 1.20%,
             5/1/22(a)...............................................          2,000,000
    540,000  Kinderhook CSD, BAN, 3.50%, 4/5/02......................            540,546
 23,100,000  Long Island Power Authority Series 1A, 2A and 2B, 1.20%
             -1.50%, 5/1/33(a).......................................         23,100,000
  5,200,000  Metropolitan Transit Authority, 2.00%, 12/17/01(b)......          5,200,000
  5,000,000  Metropolitan Transit Authority, 1.60%, 1/30/02(b).......          5,000,000
  1,150,000  Middletown, BAN, 2.45%, 10/11/02........................          1,152,694
  5,000,000  New Rochelle, BAN, 4.00%, 12/21/01......................          5,002,047
  3,200,000  New York City, Series A, 1.45%, 8/1/16(a)...............          3,200,000
  9,000,000  New York City, Series A, RAN, 3.00%, 4/12/02............          9,033,316
  2,000,000  New York City, Series A4, 1.50%, 8/1/22(a)..............          2,000,000
  6,870,000  New York City, Series A6, 1.20%, 8/1/19(a)..............          6,870,000
    400,000  New York City, Series B, 1.35%, 8/15/17(a)..............            400,000
  1,100,000  New York City, Series B5, 1.55%, 8/15/11(a).............          1,100,000
  3,045,000  New York City, Series B8, 1.25%, 8/15/24(a).............          3,045,000
  5,900,000  New York City, Series D, 1.20%, 2/1/20(a)...............          5,900,000
    955,000  New York City, Series D, prefunded 2/1/02 @ 101.5,
             7.65%, 2/1/07(b)........................................            976,502
  3,600,000  New York City, Series F4, 1.25%, 2/15/20(a).............          3,600,000
    200,000  New York City, Series F6, 1.25%, 2/15/18(a).............            200,000
  1,450,000  New York City, Series H2, 1.55%, 8/1/14(a)..............          1,450,000
  4,500,000  New York City, Series J2, 1.25%, 2/15/16(a).............          4,500,000
 10,150,000  New York City HDC for Monterey, 1.20%, 11/15/19(a)......         10,150,000
  2,400,000  New York City HDC for Upper Fifth Avenue Project, 1.45%,
             1/1/16(a)...............................................          2,400,000
 24,615,000  New York City Health & Hospital Corp., Series A, B and
             E, 1.20% - 1.30%, 2/15/26(a)............................         24,615,000
  4,700,000  New York City IDA for American Civil Liberties, 1.25%,
             5/1/21(a)...............................................          4,700,000
  8,000,000  New York City IDA for Jewish Center, 1.27%, 9/1/31(a)...          8,000,000
    656,000  New York City IDA for Union Foundation, 1.20%,
             6/1/12(a)...............................................            656,000
  1,500,000  New York City IDR for Stroheim & Roman Inc. Project,
             1.40%, 12/1/15(a).......................................          1,500,000
  2,000,000  New York City Local Government Assistance Corp.,
             Series E, 1.20%, 4/1/23(a)..............................          2,000,000
  9,740,000  New York City Local Government Assistance Corp.,
             Series D and F, 1.15% - 1.20%, 4/1/25(a)................          9,740,000
  3,300,000  New York City Muni Water Finance Authority, WSR, 1.45%,
             6/15/22, 6/15/23(a).....................................          3,300,000
  1,000,000  New York State Dormitory Authority for Oxford University
             Press, 1.25%, 7/1/25(a).................................          1,000,000
  1,700,000  New York State Dormitory Authority for Public Library,
             1.20%, 7/1/28(a)........................................          1,700,000
  1,130,000  New York State Environmental Corp., Riverbank State
             Park, 7.10%, 4/1/02(b)..................................          1,149,626
  3,500,000  New York State Environmental Series, 2.05%,
             10/2/02(b)..............................................          3,500,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

          RESERVE NEW YORK TAX-EXEMPT TRUST--NEW YORK TAX-EXEMPT FUND STATEMENT OF NET ASSETS--NOVEMBER 30, 2001 (UNAUDITED) (CONTINUED)

 PRINCIPAL                                                                   VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS (CONTINUED)                            (NOTE 1)
 ---------   ----------------------------------                            --------
$ 5,435,000  New York State HFA Service Contract Rev. Bonds, 1.20%,
             3/15/27(a)..............................................  $       5,435,000
  2,500,000  Nyack UFSD, TAN, 2.90%, 1/11/02.........................          2,500,836
  4,200,000  Onondaga County IDR for Edgecomb Metal Project, 1.55%,
             11/1/09(a)..............................................          4,200,000
  1,600,000  Onondaga County IDR for McLane Co. Project, 2.10%,
             11/1/04(a)..............................................          1,600,000
  5,720,882  Oswego School District, TAN, 2.90%, 12/27/01............          5,721,840
  3,800,000  Pearl River UFSD, TAN, 3.00%, 6/27/02...................          3,807,312
  4,000,000  Sag Harbor UFSD, TAN, 2.90%, 6/28/02....................          4,010,007
  1,410,000  Seneca County IDA for New York Chiropractic College,
             1.30%, 11/1/27(a).......................................          1,410,000
  4,450,000  Seneca Falls CSD, BAN, 3.15%, 6/14/02, 6/18/02..........          4,459,254
  4,860,000  South Colonie CSD, RAN, 2.90%, 6/28/02..................          4,866,697
  6,400,000  Suffolk County IDA for Jeffersons Ferry, 1.20%,
             11/1/09(a)..............................................          6,400,000
  4,000,000  Triborough Bridge and Tunnel Authority, BAN, 5.00%,
             1/17/02.................................................          4,009,574
  7,850,000  Triborough Bridge and Tunnel Authority, Series A, 1.25%,
             1/1/31(a)...............................................          7,850,000
  5,970,000  Triborough Bridge and Tunnel Authorty, Series C , 1.15%,
             1/1/13(a)...............................................          5,970,000
  2,000,000  Webster Town, BAN, 2.90%, 9/12/02.......................          2,005,582
  3,250,000  West Hampton Beach UFSD, TAN, 2.65%, 6/28/02............          3,260,961
  2,000,000  Westchester County IDA for Hebrew Hospital, 1.45%,
             7/1/10(a)...............................................          2,000,000
  1,255,000  Yates IDR Keukes College, 1.30%, 9/1/20(a)..............          1,255,000
  8,800,000  Yonkers IDR for Civic Consumers Union Facility, 1.25%,
             7/1/19, 7/1/21, 7/1/24(a)...............................          8,800,000
                                                                       -----------------

                 TOTAL INVESTMENTS (COST $268,726,882)...............      99.4%       268,912,448
                 OTHER ASSETS, LESS LIABILITIES......................       .06          1,576,866
                                                                       --------  -----------------
                 NET ASSETS..........................................     100.0% $     270,489,314
                                                                       ========  =================
                 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE BASED
                 ON 270,489,314 SHARES OF BENEFICIAL INTEREST, $.001 PAR VALUE
                 OUTSTANDING...................................................              $1.00
                                                                                 =================

                       SEE NOTES TO FINANCIAL STATEMENTS.

            RESERVE TAX-EXEMPT TRUST--CALIFORNIA II TAX-EXEMPT FUND
             STATEMENT OF NET ASSETS--NOVEMBER 30, 2001 (UNAUDITED)

PRINCIPAL                                                                   VALUE
  AMOUNT    TAX-EXEMPT OBLIGATIONS--98.2%                                 (NOTE 1)
---------   -----------------------------                                 --------
$1,000,000  Abag Financial Authority Nonprofit Public Policy, 1.40%,
            11/1/31(a)..............................................  $       1,000,000
   590,000  Alameda Contra Costa Capital Improvements, 1.40%,
            6/1/22(a)...............................................            590,000
 1,275,000  Alameda Contra Costa Series F, 1.40%, 8/1/23(a).........          1,275,000
 1,000,000  Anaheim UFSD for Facilities Building Funding, 1.25%,
            9/1/13(a)...............................................          1,000,000
 2,000,000  Berkeley TAN, 3.00%, 12/5/02............................          2,021,520
 5,000,000  California RAN, 3.25%, 6/28/02..........................          5,031,422
 2,000,000  California EDA for KQED Income Project, 1.30%,
            4/1/20(a)...............................................          2,000,000
 5,000,000  California EFA for Loyola Marymount University, 1.30%,
            10/1/27(a)..............................................          5,000,000
 1,000,000  California HFA for MHR, Series 94A, 1.15%, 7/15/13(a)...          1,000,000
 1,800,000  California HFA for Santa Barbara Cottage, Series C,
            1.30%, 9/1/15(a)........................................          1,800,000
 2,000,000  California Infrastructure for the Salvation Army, 1.75%,
            8/9/02(b)...............................................          2,000,000
 5,500,000  California School Cash Reserve Program Authority, TRAN,
            4.00%, 7/3/02...........................................          5,542,008
 3,000,000  California Statewide Community, Center for Early
            Education, 1.40%, 9/1/31(a) ............................          3,000,000
 1,000,000  California Transit Finance Authority Series 97, 1.35%,
            10/1/27(a)..............................................          1,000,000
   500,000  Carlsbad School District COP for School Facility Bridge
            Funding, 1.25%, 9/1/14(a) ..............................            500,000
 2,000,000  Chula Vista MHR for Terra Nova Association Series A,
            1.20%, 3/1/05(a)........................................          2,000,000
 4,000,000  Clovis USD TRAN, 3.25%, 6/30/02.........................          4,013,933
 1,900,000  Dry Creek Joint Elementary School District TRAN, 2.625%,
            11/25/02................................................          1,911,371
 3,000,000  Elsinore Valley, COP for Water District Series A, 1.20%,
            7/1/29(a)...............................................          3,000,000
 2,500,000  Fremont COP for Family Resource Center, 1.35%, 8/1/28,
            8/1/30(a)...............................................          2,500,000
 1,300,000  Kern County COP, Series 86A, 1.20%, 8/1/06(a)...........          1,300,000
 3,000,000  Lancaster MFH Antelope Pines Series A, 1.25%,
            11/15/31(a).............................................          3,000,000
 3,000,000  Los Angeles COP for Yavneh Academy, 1.30%, 8/1/21(a)....          3,000,000
   850,000  Los Angeles GO Series C, 5.00%, 5/15/02(b)..............            857,040
 3,000,000  Milpitas USD TRAN, 3.00%, 7/2/02........................          3,005,913
 4,100,000  Monterey County Reclamation District Project, 1.15%,
            9/1/36(a)...............................................          4,100,000
 4,125,000  Moorpark USD TRAN, 3.50%, 7/2/02........................          4,144,727
 2,000,000  Orange County HDC for the Lakes Project, 1.25%,
            12/1/06(a)..............................................          2,000,000
 3,000,000  Orange County HEFA for Children's Hospital, 1.15%,
            11/1/21(a)..............................................          3,000,000
 2,000,000  Rancho Water District Series B, 1.15%, 8/1/31(a)........          2,000,000
 2,900,000  Riverside County Community Facilities District #88-4,
            1.25%, 9/1/14(a)........................................          2,900,000
 1,900,000  Riverside County MHR for Tyler Springs Apartments,
            1.20%, 1/15/27(a).......................................          1,900,000
 2,655,000  Riverside County Unified School District COPS, 1.25%,
            9/1/11(a)...............................................          2,655,000
 2,200,000  Rohnert Park MFH for Crossbrook Apt-A, 1.20%,
            6/15/25(a)..............................................          2,200,000
 3,000,000  San Diego County School District Program, TRAN, 3.50%,
            6/28/02.................................................          3,014,076
 2,635,000  San Francisco Series 97B, 2.20%, 12/6/01(b).............          2,635,000
 4,000,000  San Francisco City & County CDA Dist #4, 1.40%,
            8/1/31(a)...............................................          4,000,000
 8,200,000  San Francisco MHR for Bayside Village, Series B, 1.39%,
            12/1/05(a)..............................................          8,200,000
 2,700,000  San Francisco MHR for Filmore Center Series B, 1.28%,
            12/1/17(a)..............................................          2,700,000
 5,000,000  Santa Barbara County School Finance Authority TRAN,
            3.25%, 6.28/02(a).......................................          5,015,740
 5,000,000  Santa Clara County California Foxchase Apt, 1.15%,
            11/1/07(a)..............................................          5,000,000
 1,000,000  Upland MHR for Northwoods, 1.20%, 2/15/30(a)............          1,000,000
   970,000  Vallejo City School District Capital Improvement
            Financing Series E, 1.30%, 7/1/25(a) ...................            970,000
   500,000  Wateruse Finance Authority, 1.35%, 5/1/28(a)............            500,000
 1,600,000  West Basin for Recycled Water Project Series C, 1.25%,
            8/1/27(a)...............................................          1,600,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

            RESERVE TAX-EXEMPT TRUST--CALIFORNIA II TAX-EXEMPT FUND STATEMENT OF NET ASSETS--NOVEMBER 30, 2001 (UNAUDITED) (CONTINUED)

PRINCIPAL                                                                   VALUE
  AMOUNT    TAX-EXEMPT OBLIGATIONS (CONTINUED)                            (NOTE 1)
---------   ----------------------------------                            --------
$2,000,000  Yuba Community College District TRAN, 2.50%, 11/28/02...  $       2,013,946
                                                                      -----------------

                 TOTAL INVESTMENTS (COST $118,700,000)...............      98.2%       118,896,696
                 OTHER ASSETS, LESS LIABILITIES......................       1.8          2,198,341
                                                                       --------  -----------------
                 NET ASSETS..........................................     100.0% $     121,095,037
                                                                       ========  =================
                 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE,
                 BASED ON 121,095,037 SHARES OF BENEFICIAL INTEREST,
                 $.001 PAR VALUE OUTSTANDING...................................              $1.00
                                                                                 =================

                       SEE NOTES TO FINANCIAL STATEMENTS.

             RESERVE TAX-EXEMPT TRUST--CONNECTICUT TAX-EXEMPT FUND STATEMENT OF NET ASSETS--NOVEMBER 30, 2001 (UNAUDITED)

 PRINCIPAL                                                                  AMOUNT
   VALUE     TAX-EXEMPT OLIGATIONS--105.9%                                 (NOTE 1)
 ---------   -----------------------------                                 --------
$  600,000   Berlin GO, 2.90%, 6/15/02...............................  $        600,874
 1,350,000   Berlin BAN, 3.00%, 6/15/02..............................         1,352,095
 1,600,000   Connecticut Series 1A, 1.55%, 2/15/21(a)................         1,600,000
 2,000,000   Connecticut Series 97B, 1.20%, 5/15/14(a)...............         2,000,000
 1,030,000   Connecticut Development Authority for Healthcare Corp.
             Living Project, 1.25%, 7/1/15(a)........................         1,030,000
 1,400,000   Connecticut Development Authority PCR for Central
             Vermont Public Service, 2.10%, 12/1/15(a) ..............         1,400,000
   735,000   Connecticut HEFA for Charlotte Hungerford Hospital,
             Series C, 1.30%, 7/1/13(a) .............................           735,000
 1,400,000   Connecticut HEFA for Hotchkiss School, Series A, 1.15%,
             7/1/30(a)...............................................         1,400,000
   280,000   Connecticut HEFA for Kingswood Oxford School District
             Issue, 2.40%, 2/1/09(a) ................................           280,000
   100,000   Connecticut HEFA for Marvelwood School, Series A, 1.30%,
             7/1/30(a)...............................................           100,000
   400,000   Connecticut HEFA for Middlesex Hospital, 1.30%,
             7/1/26(a)...............................................           400,000
 1,000,000   Connecticut HEFA for Pomfret School Issue, Series A,
             1.55%, 7/1/24(a)........................................         1,000,000
 1,500,000   Connecticut HEFA for Raphael Hospital, Series J, 1.17%,
             7/1/22(a)...............................................         1,500,000
   950,000   Connecticut HEFA for Sharon Hospital, Series A, 1.30%,
             7/1/27(a)...............................................           950,000
 1,900,000   Connecticut HEFA for Summerwood University Park,
             Series A, 1.45%, 7/1/30(a) .............................         1,900,000
   150,000   Connecticut HEFA for United Methodist, 1.30%,
             7/1/31(a)...............................................           150,000
   400,000   Connecticut HEFA for Yale University, Series T-2, 1.20%,
             7/1/29(a)...............................................           400,000
   615,000   Connecticut HEFA for Yale University, Series U-2, 1.45%,
             7/1/33(a)...............................................           615,000
   700,000   Connecticut HEFA for Yale University, Series V-2, 1.55%,
             7/1/36(a)...............................................           700,000
   900,000   Connecticut HFA, Series G, 1.20%, 5/15/18(a)............           900,000
   500,000   Connecticut HFA, Series D-3, 1.17%, 11/15/28(a).........           500,000
   700,000   Connecticut IDA for Conco Medical, 1.20%, 11/1/05(a)....           700,000
 1,400,000   Connecticut IDR for Allen Group Inc., 2.20%,
             2/1/13(a)...............................................         1,400,000
 1,770,000   Connecticut Special Tax Obligation for Transportation
             Infrastructure, 1.25, 12/1/10(a) .......................         1,770,000
 1,000,000   Connecticut Special Tax Obligation for Transportation
             Infrastructure, 1.50, 9/1/20(a) ........................         1,000,000
 1,565,000   Darien BAN, 2.20%, 4/2/02...............................         1,567,316
 1,400,000   Fairfield BAN, 2.75%, 6/21/02(a)........................         1,401,869
 2,500,000   Hartford County Redev. Agency MHR for Underwood Towers
             Project, 1.30%, 6/1/20(a) ..............................         2,500,000
   335,000   Killingly GO, 3.00%, 9/15/02............................           338,105
 1,000,000   New Britain GO, 5.25%, 3/1/02(b)........................         1,005,426
 1,000,000   Plymouth BAN, 2.50%, 10/9/02............................         1,004,154
   400,000   Shelton County HFA for Crosby Commons Project, 1.35%,
             1/1/31(a)...............................................           400,000
   500,000   Southington GO, 6.05%, 4/1/02(b)........................           504,486
 1,855,000   Tolland BAN, 3.00%, 6/7/02..............................         1,858,223
 1,140,000   Trumbull GO, 4.375%, 1/15/02............................         1,141,872
   900,000   Westport BAN, 2.25%, 12/11/02...........................           903,078
                                                                       ----------------

                 TOTAL INVESTMENTS (COST $36,975,000)................     105.9%       37,007,498
                 LIABILITIES, LESS OTHER ASSETS......................      (5.9)       (2,066,790)
                                                                       --------  ----------------
                 NET ASSETS..........................................     100.0% $     34,940,708
                                                                       ========  ================
                 NET ASSETS VALUE, OFFERING AND REDEMPTION PRICE PER SHARE,
                 BASED ON 34,940,708 SHARES OF BENEFICIAL INTEREST, $.001 PAR
                 VALUE OUTSTANDING.............................................             $1.00
                                                                                 ================

                       SEE NOTES TO FINANCIAL STATEMENTS.

               RESERVE TAX-EXEMPT TRUST--FLORIDA TAX-EXEMPT FUND
             STATEMENT OF NET ASSETS--NOVEMBER 30, 2001 (UNAUDITED)

 PRINCIPAL                                                                  VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS--97.6%                                 (NOTE 1)
 ---------   -----------------------------                                 --------
             FLORIDA--92.4%
$1,600,000   Citrus Park Commuinty Development for Capital
             Improvement, 1.40%, 11/1/d16(a).........................  $      1,600,000
   605,000   Dade County IDA Aviation Authority Facilities,
             Series 84A, 1.40%, 10/1/09(a)...........................           605,000
 1,620,000   Dade County IDA Fixed Copy Asset, 1.65%, 11/1/10(a).....         1,620,000
 1,550,000   Dade County IDA for Dolphin Stadium Project Series D,
             1.50%, 1/1/16(a)........................................         1,550,000
   565,000   Dade County WSR, 1.25%, 10/5/22(a)......................           565,000
 1,000,000   Florida Housing Finance Corp for Reflections, Series 5,
             1.65%, 7/1/31(b)........................................         1,000,000
 1,600,000   Florida HFA for Kings Colony, 1.55%, 8/1/06(a)..........         1,600,000
   600,000   Florida HFA for River Oaks, Series 85TT, 1.50%,
             12/1/29(a)..............................................           600,000
 1,265,000   Florida Development GO, Series A, 5.25%, 7/1/02(b)......         1,287,290
 1,115,000   Florida Inland Project Engineering Corp. GO, 5.00%,
             1/1/02(b)...............................................         1,116,459
   920,000   Florida Muni Lane Council GO, 3.25%, 11/1/02(b).........           931,324
   125,000   Gluf Breeze Local Government Loan Program, Series 85C,
             1.50%, 12/1/15(a).......................................           125,000
   700,000   Hillsborough County Tampa Electric Company, 1.55%,
             5/15/18(a)..............................................           700,000
   700,000   Jacksonville PCR for Florida Power & Light, 1.55%,
             5/1/29(a)...............................................           700,000
   775,000   Jacksonville GO prefunded 7/1/02 @101, 6.40%,
             7/1/22(b)...............................................           801,903
 1,500,000   Lee County IDA for Bonia Community Health Services,
             Series A, 1.52%, 12/1/29(a).............................         1,500,000
   600,000   Manatee County for Florida Power & Light, 1.55%,
             9/1/24(a)...............................................           600,000
   500,000   Miami Dade County School District TAN, 3.50%, 6/27/02...           502,249
   405,000   Miami County GO, 5.40%, 12/1/02(b)......................           418,488
 1,000,000   Orange County IDA for Adventist Health Care, 1.60%,
             11/15/14(a).............................................         1,000,000
 1,500,000   Orange County School Corp., Series B, 1.55%,
             8/1/25(a)...............................................         1,500,000
 1,000,000   Orange Couny School District TAN, 2.75%, 9/16/02........         1,005,951
   500,000   Osceola County for Sales & Tax Revenue GO, 3.75%,
             4/1/02(b)...............................................           502,538
   200,000   Palm Beach County Norton Gallery School of Art, 1.60%,
             5/1/30)(a)..............................................           200,000
   900,000   Pinnellas County Health Care Facility, 1.55%,
             11/1/15(a)..............................................           900,000
 1,600,000   Pinnellas County HFA for McGregor Project, 1.55%,
             7/1/07(a)...............................................         1,600,000
   100,000   Polk County IDA for Convention Center, 2.20%,
             1/1/11(a)...............................................           100,000
   785,000   Reedy Creek Improvement District GO, 4.125%,
             10/1/02(b)..............................................           795,349
   200,000   Saint Lucie County IDA for Convalescent Centers, 2.20%,
             1/1/11(a)...............................................           200,000
   600,000   Sarasota County Healthcare Facility for Bay Village,
             1.65%, 12/1/23(a).......................................           600,000
   500,000   Seminole County IDA Healthcare Facility for Florida
             Living Nursing, 1.75%, 2/1/11(a)........................           500,000
 1,335,000   South Brevard Recreation GO, 4.00%, 7/1/02(b)...........         1,344,391
   200,000   University North Florida Capital Improvements Project,
             1.65%, 11/1/24(a).......................................           200,000
   500,000   Volusia County HEFA for South West Volusia Health,
             1.55%, 11/15/23(a)......................................           500,000
 1,000,000   Volusia County IDR for Easter Seal Society of
             Volusia,1.65%, 9/1/21(a)................................         1,000,000
                                                                       ----------------
                                                                             29,770,942
                                                                       ----------------
             ILLINOIS--3.7%
   300,000   Illinois DFA for Shakespeare Project, 1.53%,
             1/1/19(a)...............................................           300,000
   700,000   Illinois DFA for Wbez Alliance Project, 1.50%,
             3/1/29(a)...............................................           700,000
   200,000   Illinois HFA Series 1985 F, 1.50%, 8/01/15(a)...........           200,000
                                                                       ----------------
                                                                              1,200,000
                                                                       ----------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

               RESERVE TAX-EXEMPT TRUST--FLORIDA TAX-EXEMPT FUND
       STATEMENT OF NET ASSETS--NOVEMBER 30, 2001 (UNAUDITED) (CONTINUED)

 PRINCIPAL                                                                  VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS (CONTINUED)                            (NOTE 1)
 ---------   ----------------------------------                            --------
             MINNESOTA--0.9%
 $300,000    Cohasset Minneapolis Power & Light Comp., 1.55%,
             6/1/20(a)...............................................  $        300,000
                                                                       ----------------
             NEW JERSEY--0.6%
  200,000    Essex County Improvement Authority for the Children's
             Institute, 1.45%, 2/1/20(a).............................           200,000
                                                                       ----------------

                 TOTAL INVESTMENTS (COST $31,365,000)................      97.6% $     31,470,942
                 OTHER ASSETS, LESS LIABILITIES......................       2.4           762,248
                                                                       --------  ----------------
                 NET ASSETS..........................................     100.0% $     32,233,190
                                                                       ========  ================
                 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PRE SHARE,
                 BASED ON 32,233,190 SHARES OF BENEFICIAL INTEREST, $.001 PAR
                 VALUE OUTSTANDING.............................................             $1.00
                                                                                 ================

                       SEE NOTES TO FINANCIAL STATEMENTS.

            RESERVE TAX-EXEMPT TRUST--MASSACHUSETTS TAX-EXEMPT FUND
             STATEMENT OF NET ASSETS--NOVEMBER 30, 2001 (UNAUDITED)

 PRINCIPAL                                                                  VALUE
  AMOUNT     TAX-EXEMPT OLIGATIONS--98.5%                                  (NOTE 1)
 ---------   ----------------------------                                  --------
$  700,000   Andover BAN, 2.90%, 12/20/01............................  $        700,098
   100,000   Boston WSR, 1.35%, 11/1/24(a)...........................           100,000
   508,000   Everett RAN GO, 6.00%, 12/1/01(b).......................           508,000
   700,000   Falls River GO, 5.00%, 6/1/02(b)........................           707,907
   700,000   Groton Dunstable GO, 5.00%, 10/15/02....................           717,476
   500,000   Holliston BAN, 4.75%, 12/13/01..........................           500,087
 1,300,000   Massachusetts BAN GO Series 97B, 1.30%, 9/1/16(a).......         1,300,000
 1,000,000   Massachusetts DFA for Elderhostel, 1.35%, 8/1/30(a).....         1,000,000
   100,000   Massachusetts DFA for New Bedford Whaling Musuem, 1.40%,
             9/1/29(a)...............................................           100,000
   720,000   Massachusetts DFA for Notre Dame Health Care, 1.50%,
             10/1/29(a)..............................................           720,000
   780,000   Massachusetts DFA for Smith College, 1.30%, 7/1/24(a)...           780,000
   300,000   Massachusetts HEFA for Berklee College, 1.20%,
             10/1/27(a)..............................................           300,000
   500,000   Massachusetts HEFA for Boston University, 1.30%,
             12/1/29(a)..............................................           500,000
   300,000   Massachusetts HEFA for Brigham & Women's Hospital,
             1.30%, 7/1/17(a)........................................           300,000
   100,000   Massachusetts HEFA for Cap Asset Program Series G-1,
             1.20%, 1/1/19(a)........................................           100,000
   500,000   Massachusetts HEFA for Falmouth Assisted Living
             Series A, 1.30%, 11/1/26(a).............................           500,000
   800,000   Massachusetts HEFA for Harvard University, Series Y,
             1.20%, 7/1/35(a)........................................           800,000
   800,000   Massachusetts HEFA for MIT, Series J-2, 1.15%,
             7/1/31(a)...............................................           800,000
   500,000   Massachusetts HEFA for Partners Health Systems,
             Series P-2, 1.30% - 1.35%, 7/1/27(a)....................           500,000
   700,000   Massachusetts HEFA for Wellesley College, Series E,
             1.30%, 7/1/22(a)........................................           700,000
   400,000   Massachusetts HEFA for Williams College, Series E,
             1.10%, 8/1/14(a)........................................           400,000
   200,000   Massachusetts IFA for Gordon College, 1.35%,
             12/1/27(a)..............................................           200,000
   481,000   Massachusetts IFA for Lowell Mills Association, 1.40%,
             12/1/20(a)..............................................           481,000
   700,000   Massachusetts IFA PCR for Holyoke Water Power Project,
             1.20%, 5/1/22(a)........................................           700,000
   250,000   Massachusetts Municipal Wholesale Electric Power Supply
             Systems, 1.40%, 7/1/19(a)...............................           250,000
   200,000   Massachusetts WRA, Series B, 1.30%, 4/1/28(a)...........           200,000
   600,000   Massachusetts WRA, Series 99B, 1.30%, 8/1/28(a).........           600,000
   200,000   Massachusetts WRA, Series D, 1.30%, 11/1/26(a)..........           200,000
   700,000   Plymouth BAN, 3.00%, 6/20/02............................           700,940
   300,000   Stoneham GO, 5.00%, 6/15/02.............................           303,487
   600,000   Wakefield BAN, 3.00%, 2/1/02............................           600,352
   700,000   Woburn BAN, 3.20%, 6/14/02..............................           702,081
                                                                       ----------------

                 TOTAL INVESTMENTS (COST $16,939,000)................      98.5%       16,971,428
                 OTHER ASSETS, LESS LIABILITIES......................       1.5           251,649
                                                                       --------  ----------------
                 NET ASSETS..........................................     100.0% $     17,223,077
                                                                       ========  ================
                 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE,
                 BASED ON 17,223,077 SHARES OF BENEFICIAL INTEREST, $.001 PAR
                 VALUE OUTSTANDING.............................................             $1.00
                                                                                 ================

                       SEE NOTES TO FINANCIAL STATEMENTS.

               RESERVE TAX-EXEMPT TRUST--MICHIGAN TAX-EXEMPT FUND
             STATEMENT OF NET ASSETS--NOVEMBER 30, 2001 (UNAUDITED)

 PRINCIPAL                                                                  VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS--96.2%                                (NOTE 1)
 ---------   -----------------------------                                --------
 $ 45,000    Bruce Township HDA for Sisters of Charity, 1.35%,
             5/1/18(a)...............................................  $        45,000
  145,000    Cornell Township EDC for Mead Escanaba Paper, 1.35%,
             11/1/16(a)..............................................          145,000
  555,000    Delta County EDC for Mead Escanaba Paper, Series C,
             Series 85D, Series 85E 1.45% - 1.60%, 12/1/23(a) .......          555,000
  100,000    Delta County EDC for Mead Escanaba Paper, Series 85F,
             1.60%, 12/1/13(a).......................................          100,000
  125,000    Detroit EDC for Waterfront Reclamation, Series C, 1.75%,
             5/1/09(a)...............................................          125,000
  300,000    Detroit Sewage District Revenue, Series A, Series B,
             1.34% - 1.50%, 7/1/23(a) ...............................          300,000
  100,000    Detroit Water Supply System, Series 93, 1.45%,
             7/1/13(a)...............................................          100,000
  350,000    Garden City Hospital Finance Authority, Series 96A,
             1.60%, 9/1/26(a)........................................          350,000
  240,000    Grand Rapids Water Supply System, 1.40%, 1/1/20(a)......          240,000
  285,000    Jackson County EDC for Thrifty Leoni Project, 2.00%,
             12/1/14(a)..............................................          285,000
   25,000    Michigan HDA for Laurel Valley, 1.80%, 12/1/07(a).......           25,000
  420,000    Michigan Hospital Finance Authority for Mt.Clemens
             Hospital, 1.50%, 8/15/15(a) ............................          420,000
  100,000    Michigan HDA for Harbortown Limited, 1.825%,
             6/1/04(a)...............................................          100,000
  425,000    Michigan HDA, Series B, 1.45%, 4/1/19(a)................          425,000
  420,000    Michigan Job Development Authority for Wyandotte Court,
             1.65%, 12/1/09(a) ......................................          420,000
  300,000    Michigan St - Grant Anticipation Notes, Series C, 1.40%,
             9/15/08(a)..............................................          300,000
  375,000    Michigan Strategic Fund for Muskegon Village, 1.50%,
             8/15/34(a)..............................................          375,000
  375,000    Michigan Strategic Fund for Allen Group Inc., 1.40%,
             11/1/25(a)..............................................          375,000
                                                                       ---------------

               TOTAL INVESTMENTS (COST $4,685,000).................      96.2%   4,685,000
               OTHER ASSETS, LESS LIABILITIES......................       3.8      186,390
                                                                     --------   ----------
               NET ASSETS..........................................     100.0%  $4,871,390
                                                                     ========   ==========
               NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE,
               BASED ON 4,871,390 SHARES OF BENEFICIAL INTEREST, $.001 PAR
               VALUE OUTSTANDING.............................................        $1.00
                                                                                ==========

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--NEW JERSEY TAX-EXEMPT FUND
             STATEMENT OF NET ASSETS--NOVEMBER 30, 2001 (UNAUDITED)

 PRINCIPAL                                                                 VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS--100.4%                              (NOTE 1)
 ---------   ------------------------------                              --------
$1,800,000   Atlantic City Pooled Government Loan Program, 1.30%,
             7/1/26(a)...............................................   $ 1,800,000
   400,000   Bergen County, Utilities GO, 5.70%, 12/15/01(b).........       400,308
 1,500,000   Camden County Improvement Authority, Series 95,
             1.30%,12/1/10(a)........................................     1,500,000
 1,000,000   Camden County Improvement Authority for Redevelopment,
             1.59%, 9/1/26(a)........................................     1,000,000
   500,000   Camden County Improvement Authority for Village Harvest,
             1.40%, 6/1/29(a)........................................       500,000
 1,400,000   Essex County Improvement Authority, 1.35%, 12/1/25(a)...     1,400,000
   300,000   Essex County Improvement Authority for the Children's
             Institute, 1.45%, 2/1/20(a).............................       300,000
 2,000,000   Fair Lawn BAN, 4.50%, 12/14/01..........................     2,000,127
 1,400,000   Jefferson Township BAN, 3.50%, 2/15/02..................     1,400,657
   750,000   Jersey City GO, 4.50%, 3/1/02(b)........................       752,009
 4,475,000   Jersey City Redevelopment Authority for Dixon Mills
             Apartments, 1.30%, 5/15/30(a)...........................     4,475,000
   900,000   Mercer County for Children's Home Project, 1.45%,
             4/1/10(a)...............................................       900,000
 1,415,000   Monmouth County Improvement Authority GO, 3.00%,
             12/1/02(b)..............................................     1,429,150
 1,300,000   Monmouth County Pooled Government Loan Program, 1.15%,
             8/1/16(a)...............................................     1,300,000
 1,500,000   Morris County BAN, 3.25%, 7/15/02.......................     1,507,145
 3,000,000   New Jersey Series 2001, TRAN, 3.00%, 6/14/02............     3,016,841
   600,000   New Jersey EDA, Series CC, 1.35%, 12/1/09(a)............       600,000
 2,300,000   New Jersey EDA for Bayonne Dock Facility, 2.50%,
             12/1/27(a)..............................................     2,300,000
   760,000   New Jersey EDA for Catholic Community Services, 1.45%,
             11/1/13(a)..............................................       760,000
 2,750,000   New Jersey EDA for Centenary College, Series F, 1.20%,
             10/1/20(a)..............................................     2,750,000
   620,000   New Jersey EDA for Economic Growth, Series F, 1.45%,
             8/1/14(a)...............................................       620,000
 2,200,000   New Jersey EDA for El Dorado Terminals, 1.30%,
             12/1/21(a)..............................................     2,200,000
 2,100,000   New Jersey EDA for Foreign Trade Series 98, 1.55%,
             12/1/07(a)..............................................     2,100,000
   900,000   New Jersey EDA for Golf Associates Project, 1.35%,
             5/1/23(a)...............................................       900,000
 1,100,000   New Jersey EDA for International Drive Partner, 1.20%,
             9/1/05(a)...............................................     1,100,000
 2,000,000   New Jersey EDA for Metuchen Diocese, 1.25%, 3/1/26(a)...     2,000,000
 2,000,000   New Jersey EDA for Princeton University, 1.25%,
             7/1/21(a)...............................................     2,000,000
   600,000   New Jersey EDA for R Realty, 1.40%, 3/1/09(a)...........       600,000
 1,752,000   New Jersey EDA for RJB Associates, 1.35%, 8/1/08(a).....     1,752,000
   700,000   New Jersey EDA for Saint James Preparatory School,
             1.40%, 12/1/27(a).......................................       700,000
   885,000   New Jersey EDA for Saint Peters Preparatory School,
             1.45%, 1/1/10(a)........................................       885,000
   400,000   New Jersey EDA for Trailer Marine Crowle, 1.90%,
             2/1/02(a)...............................................       400,000
   500,000   New Jersey EDA for Transit Sublease B, GO, 4.25%,
             5/1/02(b)...............................................       503,001
   600,000   New Jersey EDA for Water Project, 1.60%, 11/1/26(a).....       600,000
 1,985,000   New Jersey EFA for College of New Jersey, 1.30%,
             7/1/29(a)...............................................     1,985,000
 1,500,000   New Jersey HCF for Atlantic City Medical Center, 1.30%,
             7/1/28(a)...............................................     1,500,000
 1,000,000   New Jersey HCF for Hackettstown Community Hospital,
             1.20%, 7/1/30(a)........................................     1,000,000
 1,400,000   New Jersey HCF for Hospital Capital Asset, Series C,
             1.20%, 7/1/35(a)........................................     1,400,000
 4,000,000   New Jersey HCF for Saint Barnabas, Series 2001A, 1.15%,
             7/1/31(a)...............................................     4,000,000
 1,200,000   New Jersey Natural Gas, Series A, 1.45%, 1/1/28(a)......     1,200,000
 2,955,000   New Jersey Sports Authority Expo, Series C, 1.20%,
             9/1/24(a)...............................................     2,955,000
 1,500,000   New Jersey State Government, Series 91 GO, prefunded
             8/1/01 @100.25, 6.00%, 8/1/03(b)........................     1,538,173
 7,300,000   New Jersey Turnpike Authority, Series 91D, 1.15%,
             1/1/18(a)...............................................     7,300,000
 2,000,000   Ocean City BAN, 4.60%, 12/12/01.........................     2,000,141
 3,600,000   Puerto Rico Government Bank, 1.17%, 12/1/15(a)..........     3,600,000
   800,000   Puerto Rico Highway Series A, 1.20%, 7/1/28(a)..........       800,000
 2,000,000   Raritan Township BAN, 3.15%, 6/13/02....................     2,004,703

                       SEE NOTES TO FINANCIAL STATEMENTS.

              RESERVE TAX-EXEMPT TRUST--NEW JERSEY TAX-EXEMPT FUND STATEMENT OF NET ASSETS--NOVEMBER 30, 2001 (UNAUDITED) (CONTINUED)

PRINCIPAL                                                                 VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS (CONTINUED)                          (NOTE 1)
---------    ----------------------------------                          --------
$1,000,000   Roxbury BAN, 4.50%, 12/13/01............................   $ 1,000,052
 2,552,000   Voorhees Township BAN, 3.32%, 3/14/02...................     2,552,474
                                                                        -----------

                 TOTAL INVESTMENTS (COST $81,199,000)................     100.4%  $81,286,781
                 LIABILITIES, LESS OTHER ASSETS......................      (0.4)     (341,229)
                                                                       --------   -----------
                 NET ASSETS..........................................     100.0%  $80,945,552
                                                                       ========   ===========
                 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE,
                 BASED ON 80,945,552 SHARES
                 OF BENEFICIAL INTEREST, $.001 PAR VALUE OUTSTANDING...........         $1.00
                                                                                  ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

                 RESERVE TAX-EXEMPT TRUST--OHIO TAX-EXEMPT FUND
             STATEMENT OF NET ASSETS--NOVEMBER 30, 2001 (UNAUDITED)

 PRINCIPAL                                                                  VALUE
  AMOUNT     TAX-EXEMPT OBLIGATION--96.6%                                 (NOTE 1)
 ---------   ----------------------------                                 --------
 $450,000    Cincinnati & Hamilton Port Authority EDA for Kenwood
             Office Project, 1.60%, 9/1/25(a)........................  $       450,000
  100,000    Columbus Tax Increment for Lyra Gemini Polaris, 1.55%,
             8/1/11(a)...............................................          100,000
  260,000    Cuyahoga County EDA for the Cleveland Orchestra Project,
             1.55%, 4/1/28(a)........................................          260,000
  500,000    Cuyahoga County HRB for Cleveland Botanical, 1.55%,
             7/1/31(a)...............................................          500,000
  200,000    Cuyahoga County HRB for the Cleveland Clinic Series A,
             1.45%, 1/1/26(a)........................................          200,000
  100,000    Cuyahoga County HRB for the University Hospital, 1.50%,
             1/15/29(a)..............................................          100,000
  425,000    Cuyahoga County IDA for Allen Group Project, 1.45%,
             12/1/15(a)..............................................          425,000
  200,000    Delaware County IDR for Radiation Sterilizers, 2.20%,
             12/1/04(a)..............................................          200,000
  400,000    Evandale County IDR for SHV Real Estate, 1.70%,
             9/1/15(a)...............................................          400,000
  260,000    Franklin County Community HSG Network, 1.55%,
             12/1/20(a)..............................................          260,000
  600,000    Hamilton County HRB for Health Alliance, Series A,
             1.40%, 1/1/18(a)........................................          600,000
  155,000    Indian Hill EDA for Cincinnati County Day School, 1.80%,
             5/1/19(a)...............................................          155,000
  155,000    Marion County Hospital for Imported Pooled Lease
             Program, 1.58%, 11/1/21(a)..............................          155,000
  500,000    Middleburgh Heights for Southwest General Hospital,
             1.60%, 8/15/22(a).......................................          500,000
  200,000    Ohio Air Quality Dev. Authority for Cincinnati Gas &
             Electric, 1.60%, 12/1/15(a).............................          200,000
  200,000    Ohio Air Quality Dev. Authority for Cincinnati Gas &
             Electric, 1.60%, 9/1/30(a)..............................          200,000
  425,000    Ohio Air Quality Dev. Authority for Duquesne Light,
             1.60%, 10/1/27(a).......................................          425,000
  440,000    Ohio Water Dev. Authority PCR for Cleveland Electric,
             Series B, 1.50%, 8/1/20(a)..............................          440,000
  500,000    Ottawa County HRB for Luther Home of Mercy, 1.65%,
             10/1/17(a)..............................................          500,000
  420,000    Sharonville IDR for Edgecomb Metals Inc, 1.55%,
             11/1/09(a)..............................................          420,000
                                                                       ---------------

               TOTAL INVESTMENT (COST $6,490,000)..................      96.6%   6,490,000
               OTHER ASSETS, LESS LIABILITIES......................       3.4      227,788
                                                                     --------   ----------
               NET ASSETS..........................................     100.0%  $6,717,788
                                                                     ========   ==========
               NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE BASED
               ON 6,717,788 SHARES OF BENEFICIAL INTEREST,
               $.001 PAR VALUE OUTSTANDING...................................        $1.00
                                                                                ==========

                       SEE NOTES TO FINANCIAL STATEMENTS.

             RESERVE TAX-EXEMPT TRUST--PENNSYLVANIA TAX-EXEMPT FUND STATEMENT OF NET ASSETS--NOVEMBER 30, 2001 (UNAUDITED)

 PRINCIPAL                                                                  VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS--97.5%                                 (NOTE 1)
 ---------   -----------------------------                                 --------
$1,285,000   Allegheny HDA for Presbyterian University Hospital,
             Series B3, 1.55%, 3/1/18(a).............................  $      1,285,000
 2,300,000   Allegheny IDA for Environmental Improvements, 1.50%,
             12/1/32(a)..............................................         2,300,000
   200,000   Berks County IDR for Visiting Nurse Services, Series A,
             1.65%, 12/1/15(a).......................................           200,000
   500,000   Bucks County IDA for Edgecomb Metals Co., 1.55%,
             10/1/09(a)..............................................           500,000
 1,114,000   Chartiers Valley IDA for 1133 Penn Ave. Associates,
             Project A, 1.60%, 8/1/07(a).............................         1,114,000
   510,000   Cranberry Township GO, Series B, 3.00%, 12/1/02(b)......           514,490
   100,000   Cumberland County, Series 2000, 1.59%, 5/1/20(a)........           100,000
 1,220,000   Dallastown School District, 1.57%, 2/1/18(a)............         1,220,000
 1,500,000   Dauphin County General Authority GO, 4.60%, 6/3/02(b)...         1,519,306
   145,000   Dauphin County General Authority, 1.57%, 11/1/17(a).....           145,000
 1,000,000   Delaware County IDR for Scotfoam Corp., 2.40%,
             10/1/05(a)..............................................         1,000,000
   500,000   Delaware Valley Finance Regional Authority, Series A,
             1.50%, 12/1/19(a).......................................           500,000
 1,400,000   Delaware Valley Finance Regional Authority, Series B,
             1.50%, 12/1/20(a).......................................         1,400,000
 1,500,000   Delaware County for Villanova University, Series 2001,
             1.30%, 8/1/31(a)........................................         1,500,000
 2,600,000   Delaware County IDR for Sun Inc., 1.60%, 11/1/33(a).....         2,600,000
   200,000   Emmaus General Authority, Series D-20, 1.55%,
             3/1/24(a)...............................................           200,000
   700,000   Emmaus General Authority, 1.55%, 12/1/28(a).............           700,000
   200,000   Gettysburg IDR for Dal-Tile, 1.65%, 3/1/04(a)...........           200,000
 1,000,000   Harrisburg Authority, 1.54%, 3/1/34(a)..................         1,000,000
 1,925,000   Lancaster County HRB for Brethren Village, 1.57%,
             6/15/20(a)..............................................         1,925,000
 1,100,000   Lancaster County, Series 2000, 1.57%, 5/1/30(a).........         1,100,000
 2,000,000   Lebanon County HCF for ECC Retirement Village, 1.57%,
             10/15/25(a).............................................         2,000,000
   200,000   Lehigh County IDA for Allentown Airport, 1.65%,
             12/1/05(a)..............................................           200,000
 1,135,000   Lehigh County IDR for Radnor Lehigh, 1.725%,
             2/1/17(a)...............................................         1,135,000
   500,000   Lehigh County, Lehigh Valley, Series B, 1.40%,
             7/1/29(a)...............................................           500,000
   440,000   Montgomery County IDR for Girl Scouts, 1.65%,
             2/1/25(a)...............................................           440,000
 3,200,000   Montgomery County Forge Gate Apartments Project,
             Series A, 1.40%, 8/15/31(a).............................         3,200,000
   300,000   Northeastern HEFA for Wyoming Health, 1.65%,
             1/1/24(a)...............................................           300,000
 1,500,000   Pennsylvania Intergovernmental Coop GO for Philadelphia
             FDG Program, 6.00%, 6/15/02(b)..........................         1,529,750
 1,000,000   Pennsylvania GO, 5.00%, 6/15/02(b)......................         1,012,337
   900,000   Pennsylvania Higher Education Facility for Temple
             University, 1.60%, 10/1/09(a)...........................           900,000
   960,000   Philadelphia HEFA for Magee Rehabilitation GO, 2.50%,
             12/1/02(b)..............................................           964,226
   500,000   Philadelphia IDR for Horizon House Inc. Project, 1.60%,
             6/1/13(a)...............................................           500,000
   600,000   Philadelphia IDA for Performing Arts, 1.50%,
             6/1/25(a)...............................................           600,000
 1,160,000   Philadelphia IDR for Interim House West Project, 1.65%,
             9/1/26(a)...............................................         1,160,000
 1,410,000   Pittsburgh School District GO, 4.00%, 9/1/02(b).........         1,429,188
   395,000   Pottsgrove School District GO, Series A, 3.25%,
             12/1/01(b)..............................................           395,000
   235,000   Quaker Valley School District GO, 2.20%, 4/1/02(b)......           235,000
   400,000   Quakertown Hospital, HPS Group, 1.50%, 7/1/05(a)........           400,000
   635,000   Saint Mary's School District GO, 4.35%, 1/1/02(b).......           635,537
   700,000   Sayre HCF for Capital Financing Project, Series L,
             1.50%, 12/1/20(a).......................................           700,000
 2,200,000   Schuylkill County IDA for Recovery Northeastern Power,
             1.55%, 12/1/22(a).......................................         2,200,000
 2,000,000   Scranton-Lackawanna Health & Welfare Authority for
             University of Scranton, 2.15%, 5/1/02(b)................         2,000,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

             RESERVE TAX-EXEMPT TRUST--PENNSYLVANIA TAX-EXEMPT FUND STATEMENT OF NET ASSETS--NOVEMBER 30, 2001 (UNAUDITED) (CONTINUED)

PRINCIPAL                                                                   VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS (CONTINUED)                           (NOTE 1)
---------    ----------------------------------                           --------
$  600,000   York County IDA, PCR for Philadelphia Electric Co.,
             2.45%, 2/14/02(a).......................................  $        600,000
   645,000   York County, Series A, 1.55%, 9/1/26(a).................           645,000
                                                                       ----------------

                 TOTAL INVESTMENTS (COST $44,614,000)................      97.5% $     44,703,834
                 LIABILITIES, LESS OTHER ASSETS......................       2.5         1,128,602
                                                                       --------  ----------------
                 NET ASSETS..........................................     100.0% $     45,832,436
                                                                       ========  ================
                 NET ASSETS VALUE, OFFERING AND REDEMPTION PRICE PER SHARE,
                 BASED ON 45,832,436 SHARES OF
                 BENEFICIAL INTEREST, $.001 PAR VALUE OUTSTANDING..............             $1.00
                                                                                 ================

                       SEE NOTES TO FINANCIAL STATEMENTS.

               RESERVE TAX-EXEMPT TRUST--VIRGINIA TAX-EXEMPT FUND
             SCHEDULE OF INVESTMENTS--NOVEMBER 30, 2001 (UNAUDITED)

 PRINCIPAL                                                                  VALUE
  AMOUNT     TAX-EXEMPT OBLIGATIONS--81.6%                                 (NOTE 1)
 ---------   -----------------------------                                 --------
$  200,000   Albemarle County IDA for University of Virginia, 1.55%,
             10/1/22(a)..............................................  $        200,000
 1,000,000   Alexandria IDA Series A, 1.60%, 7/1/26(a)...............         1,000,000
   120,000   AlexandriaRedevelopment& Housing Authority for Goodwin
             House, 1.60%, 10/1/06(a) ...............................           120,000
   900,000   Chesapeake Hospital Authority for Chesapeake General
             Hospital, Series B, 1.55%, 7/1/31(a) ...................           900,000
   130,000   Chesapeake County IDA for Ind Dev-Ltd Assoc., 1.60%,
             3/1/11(a)...............................................           130,000
   675,000   Clarke IDA for Winchester Medical Center,1.70%,
             1/1/30(a)...............................................           675,000
   625,000   Hampton MHR for Avalon, 1.45%, 6/15/26(a)...............           625,000
 1,000,000   Hampton MHR for Shoreline Apartments, 1.50%,
             12/1/19(a)..............................................         1,000,000
 1,000,000   Loudoun IDA for Falcons Landing, 1.50%, 11/1/28(a)......         1,000,000
 1,000,000   Lynchburgh IDA Series B, 1.55%, 12/1/25(a)..............         1,000,000
   350,000   Norfolk IDA for Children's Hospital, 1.60%, 6/1/20(a)...           350,000
   805,000   Peninsula Port Authority for Dominion Terminal, 1.40% -
             1.65%, 7/1/16(a)........................................           805,000
   105,000   Richmond IDA for Ninth & Cary Assoc., 1.60%,
             9/1/10(a)...............................................           105,000
    95,000   Roanoke IDA for Friendship Manor, 1.55%, 8/1/13(a)......            95,000
   600,000   Virginia College Building Authority for University of
             Richmond, 1.55%, 11/1/22(a) ............................           600,000
                                                                       ----------------

                 TOTAL INVESTMENTS (COST $8,605,000).................      81.6%        8,605,000
                 OTHER ASSETS, LESS LIABILITIES......................      18.4         1,942,852
                                                                       --------  ----------------
                 NET ASSETS..........................................     100.0% $     10,547,852
                                                                       ========  ================
                 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE,
                 BASED ON 10,547,852 SHARES OF BENEFICIAL INTEREST, $.001 PAR
                 VALUE OUTSTANDING.............................................             $1.00
                                                                                 ================

               RESERVE TAX-EXEMPT TRUST--VIRGINIA TAX-EXEMPT FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                         NOVEMBER 30, 2001 (UNAUDITED)

             ASSETS
             Investments in securities, at value (Cost $8,605,000)...  $      8,605,000
             Cash....................................................         1,929,715
             Interest Receivable.....................................            13,137
                                                                       ----------------
             Total Assets............................................        10,547,852
                                                                       ----------------
             LIABILITIES
             Other payables and accrued expenses.....................                 0
                                                                       ----------------
             Total Liabilities.......................................                 0
                                                                       ----------------
             NET ASSETS..............................................  $     10,547,852
                                                                       ================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                       FOOTNOTES TO PORTFOLIO STATEMENTS

 SECURITY TYPE ABBREVIATIONS:
 ----------------------------

                      BAN --   Bond Anticipation Notes                        HFA --   Housing Finance Authority Revenue Bonds
                      BOE --   Board of Education                             HFF --   Health Facilities Financing Authority
                      CDA --   Community Redevelopment Agency                 HRB --   Hospital Revenue Bonds
                                                                              IDA --   Industrial Development Authority Revenue
                      COP --   Certificate of Participation                            Bonds
                      CSD --   Central School District                        IDR --   Industrial Development Agency Revenue Bonds
                      DAI --   Development Authority Industrial Refunding
                               Bonds                                          IFA --   Industrial Finance Authority
                      DFA --   Development Finance Agency                     MHR --   Multifamily Housing Revenue Bonds
                      EDA --   Economic Development Authority Revenue Bonds   PCR --   Pollution Control Revenue Bonds
                      EDC --   Economic Development Corporation               PFA --   Public Finance Authority
                      EFA --   Education Facilities Authority                 RAN --   Revenue Anticipation Notes
                       GO --   General Obligation Bonds                       RAW --   Revenue Anticipation Warrants
                      HCF --   Health Care Facilities Revenue Bonds           TAN --   Tax Anticipation Notes
                      HDA --   Hospital Development Authority                 UFSD --  Union Free School District
                      HDC --   Housing Development Corporation Bonds          WDS --   Water District Certificates
                      HEF --   Health and Educational Facilities Revenue
                               Bonds                                          WRA --   Water Resource Authority
                     HEFA --   Health & Education Facilities Authority        WSR --   Water System Revenue Bonds

-----------------

(a) Variable rate securities. The interest rates, as reported on November 30, 2001, are subject to change periodically. Securities payable on demand are collateralized by bank letters of credit or other credit agreements.
(b) Securities are collateralized by bank letters of credit or other credit agreements.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                            STATEMENTS OF OPERATIONS
             FOR THE SIX MONTHS ENDED NOVEMBER 30, 2001 (UNAUDITED)

                           RESERVE NEW YORK
                           TAX-EXEMPT TRUST                RESERVE TAX-EXEMPT TRUST
                           ----------------  ----------------------------------------------------
                               NEW YORK      CALIFORNIA II  CONNECTICUT   FLORIDA   MASSACHUSETTS
                                 FUND            FUND          FUND        FUND         FUND
                           ----------------  -------------  -----------  ---------  -------------
INTEREST INCOME (Note
  1).....................     $3,100,192      $1,472,899     $461,842    $363,582     $227,194
                              ----------      ----------     --------    --------     --------

EXPENSES (Note 2)
  Comprehensive
    management fees......      1,058,454         509,413      159,811     117,017       75,375
  Distribution (12b-1)
    fees.................        264,614         127,353       39,953      29,255       18,844
  Trustees fees..........          5,893           2,905          887         622          399
                              ----------      ----------     --------    --------     --------
    Total expenses.......      1,328,961         639,671      200,651     146,894       94,618
                              ----------      ----------     --------    --------     --------
NET INVESTMENT INCOME....     $1,771,231      $  833,228     $261,191    $216,688     $132,576
                              ==========      ==========     ========    ========     ========

                                         RESERVE TAX-EXEMPT TRUST
                           -----------------------------------------------------
                           MICHIGAN  NEW JERSEY   OHIO    PENNSYLVANIA  VIRGINIA
                             FUND       FUND      FUND        FUND        FUND
                           --------  ----------  -------  ------------  --------
INTEREST INCOME (Note
  1).....................  $50,671    $704,537   $85,475    $476,732    $80,649
                           -------    --------   -------    --------    -------
EXPENSES (Note 2)
  Comprehensive
    management fees......   18,032     231,445    30,218     164,202     31,743
  Distribution (12b-1)
    fees.................    4,508      57,861     7,555      41,050      7,936
  Trustees fees..........       97       1,121       173         697        138
                           -------    --------   -------    --------    -------
    Total Expenses.......   22,637     290,427    37,946     205,949     39,817
                           -------    --------   -------    --------    -------
NET INVESTMENT INCOME....  $28,034    $414,110   $47,529    $270,783    $40,832
                           =======    ========   =======    ========    =======

                       SEE NOTES TO FINANCIAL STATEMENTS.

                      STATEMENTS OF CHANGES IN NET ASSETS

                                 RESERVE NEW YORK
                                 TAX-EXEMPT TRUST                         RESERVE TAX-EXEMPT TRUST
                           ----------------------------  ----------------------------------------------------------
                                  NEW YORK FUND               CALIFORNIA II FUND             CONNECTICUT FUND
                           ----------------------------  ----------------------------  ----------------------------
                            FOR THE SIX       YEAR        FOR THE SIX       YEAR        FOR THE SIX       YEAR
                           MONTHS ENDED       ENDED      MONTHS ENDED       ENDED      MONTHS ENDED       ENDED
                           NOVEMBER 30,      MAY 31,     NOVEMBER 30,      MAY 31,     NOVEMBER 30,      MAY 31,
                              2001(A)         2001          2001(A)         2001          2001(A)         2001
                           -------------  -------------  -------------  -------------  -------------  -------------
INCREASE IN NET ASSETS
FROM INVESTMENT OPERATIONS:
  Net investment
    income...............  $  1,771,231   $   6,892,202  $    833,228   $   2,799,870  $    261,191   $   1,242,443
                           -------------  -------------  -------------  -------------  ------------   -------------

DIVIDENDS PAID SHAREHOLDERS FROM:
  Net investment income
    (Note 1).............    (1,771,231)     (6,892,202)     (833,228)     (2,799,870)     (261,191)     (1,242,443)
                           -------------  -------------  -------------  -------------  ------------   -------------

FROM CAPITAL SHARE TRANSACTIONS
  (at net asset value of $1.00 per share):
  Net proceeds from sale
    of shares............   351,901,876     826,531,093   249,928,201     651,324,525    45,789,101     106,047,767
  Dividends reinvested...     1,771,231       6,892,202       833,228       2,799,870       261,191       1,242,443
  Cost of shares
    redeemed.............  (364,795,718)   (780,238,944) (265,912,766)   (609,247,770)  (51,306,628)   (118,221,888)
                           -------------  -------------  -------------  -------------  ------------   -------------
                            (11,122,611)     53,184,351   (15,151,337)     44,876,625    (5,256,336)    (10,931,678)
                           -------------  -------------  -------------  -------------  ------------   -------------
  Net (decrease) increase
    in net assets........   (11,122,611)     53,184,351   (15,151,337)     44,876,625    (5,256,336)    (10,931,678)

NET ASSETS:
  Beginning of period....   281,611,925     228,427,574   136,246,374      91,369,749    40,197,044      51,128,722
                           -------------  -------------  -------------  -------------  ------------   -------------
  End of period..........  $270,489,314   $ 281,611,925  $121,095,037   $ 136,246,374  $ 34,940,708   $  40,197,044
                           =============  =============  =============  =============  ============   =============

-----------------

(a)  Unaudited

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                          RESERVE TAX-EXEMPT TRUST
                           --------------------------------------------------------------------------------------
                                   FLORIDA FUND              MASSACHUSETTS FUND              MICHIGAN FUND
                           ----------------------------  ---------------------------  ---------------------------
                            FOR THE SIX       YEAR        FOR THE SIX       YEAR       FOR THE SIX       YEAR
                           MONTHS ENDED       ENDED      MONTHS ENDED      ENDED      MONTHS ENDED      ENDED
                           NOVEMBER 30,      MAY 31,     NOVEMBER 30,     MAY 31,     NOVEMBER 30,     MAY 31,
                              2001(A)         2001          2001(A)         2001         2001(A)         2001
                           -------------  -------------  -------------  ------------  -------------  ------------
INCREASE IN NET ASSETS
FROM INVESTMENT OPERATIONS:
  Net investment
    income...............  $    216,688   $     903,699  $    132,576   $    510,044  $     28,034   $     82,141
                           ------------   -------------  ------------   ------------  ------------   ------------

DIVIDENDS PAID SHAREHOLDERS FROM:
  Net investment income
    (Note 1).............      (216,688)       (903,699)     (132,576)      (510,044)      (28,034)       (82,141)
                           ------------   -------------  ------------   ------------  ------------   ------------

FROM CAPITAL SHARE TRANSACTIONS
  (at net asset value of $1.00 per share):
  Net proceeds from sale
    of shares............    67,635,725     203,544,147    26,074,880     76,127,391    10,704,757     16,882,504
  Dividends reinvested...       216,688         903,699       132,576        510,044        28,034         82,141
  Cost of shares
    redeemed.............   (64,530,690)   (204,398,950)  (27,782,734)   (73,946,882)  (10,618,260)   (14,369,559)
                           ------------   -------------  ------------   ------------  ------------   ------------
                              3,321,723          48,896    (1,575,278)     2,690,553       114,531      2,595,086
                           ------------   -------------  ------------   ------------  ------------   ------------
  Net increase (decrease)
    in net assets........     3,321,723          48,896    (1,575,278)     2,690,553       114,531      2,595,086

NET ASSETS:
  Beginning of period....    28,911,467      28,862,571    18,798,355     16,107,802     4,756,859      2,161,773
                           ------------   -------------  ------------   ------------  ------------   ------------
  End of period..........  $ 32,233,190   $  28,911,467  $ 17,223,077   $ 18,798,355  $  4,871,390   $  4,756,859
                           ============   =============  ============   ============  ============   ============

-----------------

(a)  Unaudited

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                         RESERVE TAX-EXEMPT TRUST
                                          --------------------------------------------------------------------------------------
                                                NEW JERSEY FUND                  OHIO FUND                PENNSYLVANIA FUND
                                          ----------------------------  ---------------------------  ---------------------------
                                           FOR THE SIX       YEAR        FOR THE SIX       YEAR       FOR THE SIX       YEAR
                                          MONTHS ENDED       ENDED      MONTHS ENDED      ENDED      MONTHS ENDED      ENDED
                                          NOVEMBER 30,      MAY 31,     NOVEMBER 30,     MAY 31,     NOVEMBER 30,     MAY 31,
                                             2001(A)         2001          2001(A)         2001         2001(A)         2001
                                          -------------  -------------  -------------  ------------  -------------  ------------
INCREASE IN NET ASSETS
FROM INVESTMENT OPERATIONS:
  Net investment income.................  $    414,110   $   1,500,311  $     47,529   $    238,714  $    270,783   $    699,747
                                          ------------   -------------  ------------   ------------  ------------   ------------

DIVIDENDS PAID SHAREHOLDERS FROM:
  Net investment income (Note 1)........      (414,110)     (1,500,311)      (47,529)      (238,714)     (270,783)      (699,747)
                                          ------------   -------------  ------------   ------------  ------------   ------------

FROM CAPITAL SHARE TRANSACTIONS
  (at net asset value of $1.00 per share):
  Net proceeds from sale of shares......   125,968,245     250,006,902    15,721,585     36,980,981    53,580,503     93,779,092
  Dividends reinvested..................       414,110       1,500,311        47,529        238,714       270,783        699,747
  Cost of shares redeemed...............   (98,327,287)   (243,050,817)  (17,104,636)   (38,100,034)  (42,079,468)   (81,503,350)
                                          ------------   -------------  ------------   ------------  ------------   ------------
                                            28,055,068       8,456,396    (1,335,522)      (880,339)   11,771,818     12,975,489
                                          ------------   -------------  ------------   ------------  ------------   ------------
  Net increase (decrease) in net
    assets..............................    28,055,068       8,456,396    (1,335,522)      (880,339)   11,771,818     12,975,489

NET ASSETS:
  Beginning of period...................    52,890,484      44,434,088     8,053,310      8,933,649    34,060,618     21,085,129
                                          ------------   -------------  ------------   ------------  ------------   ------------
  End of period.........................  $ 80,945,552   $  52,890,484  $  6,717,788   $  8,053,310  $ 45,832,436   $ 34,060,618
                                          ============   =============  ============   ============  ============   ============

                                           RESERVE TAX-EXEMPT TRUST
                                          ---------------------------
                                                 VIRGINIA FUND
                                          ---------------------------
                                           FOR THE SIX       YEAR
                                          MONTHS ENDED      ENDED
                                          NOVEMBER 30,     MAY 31,
                                             2001(A)         2001
                                          -------------  ------------
INCREASE IN NET ASSETS
FROM INVESTMENT OPERATIONS:
  Net investment income.................   $    40,832   $     99,318
                                           -----------   ------------
DIVIDENDS PAID SHAREHOLDERS FROM:
  Net investment income (Note 1)........       (40,832)       (99,318)
                                           -----------   ------------
FROM CAPITAL SHARE TRANSACTIONS
  (at net asset value of $1.00 per share
  Net proceeds from sale of shares......     9,192,334     16,885,998
  Dividends reinvested..................        40,832         99,318
  Cost of shares redeemed...............    (5,406,807)   (12,368,045)
                                           -----------   ------------
                                             3,826,359      4,617,271
                                           -----------   ------------
  Net increase (decrease) in net
    assets..............................     3,826,359      4,617,271
NET ASSETS:
  Beginning of period...................     6,721,493      2,104,222
                                           -----------   ------------
  End of period.........................   $10,547,852   $  6,721,493
                                           ===========   ============

-----------------

(a)  Unaudited

                       SEE NOTES TO FINANCIAL STATEMENTS.

                         NOTES TO FINANCIAL STATEMENTS

(1)  SIGNIFICANT ACCOUNTING POLICIES:
--------------------------------------------------------------------------------

     Reserve New York Tax-Exempt Trust and Reserve Tax-Exempt Trust (collectively the "Trusts") are registered under the Investment Company Act of 1940 as non-diversified, open-end management investment companies. The policies summarized below are consistently followed in the preparation of their financial statements in conformity with generally accepted accounting principles.

     A. The Trusts' authorized shares of beneficial interest are unlimited. As of November 30, 2001, there were ten (10) separate series of Reserve Tax-Exempt Trust authorized and outstanding (Interstate, California II, Connecticut, Florida, Massachusetts, Michigan, New Jersey, Ohio, Pennsylvania and Virginia Tax-Exempt Funds) and one (1) separate series of Reserve New York Tax-Exempt Trust (New York Tax-Exempt Fund) authorized and outstanding. These financial statements and notes apply to Reserve New York Tax-Exempt Fund and to all above-mentioned series of Reserve Tax Exempt Trust, except for Interstate Tax-Exempt Fund (collectively the "Funds").

     B. Securities are valued at amortized cost which approximates market value. The amortized cost method values a security at cost plus accrued interest at the time of purchase, and thereafter assumes a constant amortization to maturity of any discount or premium, irrespective of intervening changes in interest rates or market values. For purposes of compliance with Rule 2a-7 of the Investment Company Act of 1940 and for computing the portfolio's weighted average life to maturity, the maturity of floating or variable rate instruments in which the Fund may invest, will be deemed to be, for floating rate instruments (1) the notice period required before the Fund is entitled to receive payment of the principal amount of the instrument; and for variable rate instruments the longer of (1) above or (2) the period remaining until the instrument's next rate adjustment.

     C. It is the Trusts' policy to comply with Subchapter M of the Internal Revenue Code and to distribute all income to its shareholders. Accordingly, no Federal income tax provision is required.

     D. Security transactions are recorded on a trade date basis; interest income is accrued daily and security premium or discount is amortized or accreted daily.

     E. Net investment income is distributed to shareholders daily and automatically reinvested in additional Fund shares.

(2)  MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:
--------------------------------------------------------------------------------

     Pursuant to an Investment Management Agreement (the "Agreement") between Reserve Management Company, Inc. ("RMCI") and the Funds, RMCI serves as the Funds' Investment Adviser subject to the policies adopted by the Board of Trustees. Each Fund pays RMCI a comprehensive management fee at the annual rate of 0.80% of the average daily net assets of the Funds, which is accrued daily. RMCI pays all administration and customary operating expenses of the Funds. Excluded from the definition of customary operating expenses are: interest, taxes, brokerage fees, extraordinary legal and accounting fees and expenses, and the fees of the disinterested Trustees, for which each Fund pays its direct or allocated share.

     DISTRIBUTION ASSISTANCE:
     ---------------------------------------------------------------------------

     Each Fund has adopted a Rule 12b-1 plan which allows the Fund to pay distribution fees for the sale and distribution of its shares. The maximum level of distribution expenses is 0.20% per year of the Fund's average net assets.

(3)  MANAGEMENT'S USE OF ESTIMATES:
--------------------------------------------------------------------------------

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities on the date of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates.

(4)  INVESTMENT CONCENTRATION:
--------------------------------------------------------------------------------

     The Trusts invest substantially all of their assets in portfolios of tax-exempt debt obligations primarily consisting of issuers in each of the respective states. The issuers' ability to meet their obligations may be affected by economic, regional or political

--------------------------------------------------------------------------------
     developments. In order to reduce the credit risk associated with such factors, the Trusts invest substantially in obligations backed by letters of credit, bond insurance of financial institutions, or financial guaranty assurance agencies. At November 30, 2001, the percentage invested in such obligations amounted to:

New York....................................................         74.4%
California II...............................................         67.6%
Connecticut.................................................         72.6%
Florida.....................................................         93.0%
Massachusetts...............................................         79.9%
Michigan....................................................         96.2%
New Jersey..................................................         79.9%
Ohio........................................................         96.6%
Pennsylvania................................................         97.5%
Virginia....................................................         81.6%

(5)  COMPONENTS OF NET ASSETS
--------------------------------------------------------------------------------
     At November 30, 2001, the components of each Fund's net assets was as follows:

                                   NEW YORK    CALIFORNIA II  CONNECTICUT    FLORIDA    MASSACHUSETTS
                                     FUND          FUND          FUND         FUND          FUND
                                 ------------  -------------  -----------  -----------  -------------
      Par Value................  $    270,489  $    121,095   $    34,941  $   32,233    $    17,223
      Paid-in-Capital excess of
        par....................   270,218,825   120,973,942    34,905,767  32,200,957     17,205,854
                                 ------------  ------------   -----------  -----------   -----------
      Net Assets...............  $270,489,314  $121,095,037   $34,940,708  $32,233,190   $17,223,077
                                 ============  ============   ===========  ===========   ===========
                                   MICHIGAN     NEW JERSEY       OHIO      PENNSYLVANIA    VIRGINIA
                                     FUND          FUND          FUND          FUND          FUND
                                 ------------  -------------  -----------  ------------  -------------
      Par Value................  $      4,871  $     80,946   $     6,718  $    45,832    $    10,548
      Paid-in-Capital excess of
        par....................     4,866,519    80,864,606     6,711,070   45,786,604     10,537,304
                                 ------------  ------------   -----------  -----------    -----------
      Net Assets...............  $  4,871,390  $ 80,945,552   $ 6,717,788  $45,832,436    $10,547,852
                                 ============  ============   ===========  ===========    ===========

(6)  FINANCIAL HIGHLIGHTS:
--------------------------------------------------------------------------------
     Contained below is per share operating performance data for a share of beneficial interest outstanding for each of the periods as indicated.

                                                           FOR THE SIX
                                                          MONTHS ENDED           FISCAL YEARS ENDED MAY 31,
                                                          NOVEMBER 30,   -------------------------------------------
                                                             2001(A)      2001     2000     1999     1998     1997
                                                          -------------  -------  -------  -------  -------  -------
      NEW YORK TAX-EXEMPT FUND
      ------------------------------------------
      Net asset value at beginning of period............     $1.0000     $1.0000  $1.0000  $1.0000  $1.0000  $1.0000
                                                             -------     -------  -------  -------  -------  -------
      Net investment income.............................      0.0068      0.0281   0.0258   0.0222   0.0268   0.0247
      Dividends from net investment income..............     (0.0068)    (0.0281) (0.0258) (0.0222) (0.0268) (0.0247)
                                                             -------     -------  -------  -------  -------  -------
      Net asset value at end of period..................     $1.0000     $1.0000  $1.0000  $1.0000  $1.0000  $1.0000
                                                             =======     =======  =======  =======  =======  =======
      Total Return......................................        0.68%       2.87%    2.58%    2.22%    2.68%    2.47%
      RATIOS/SUPPLEMENTAL DATA
      ------------------------------------------
      Net assets end of year (millions).................     $ 270.5     $ 281.6  $ 228.4  $ 186.0  $ 171.2  $ 153.2
      Ratio of expenses to average net assets...........        1.01%(b)    1.01%    1.00%    1.00%    0.94%    1.04%
      Ratio of net investment income to average
        net assets......................................        1.35%(b)    2.81%    2.55%    2.19%    2.63%    2.43%

--------------------------------------------------------------------------------

                                            FOR THE SIX   FISCAL YEAR    PERIOD
                                           MONTHS ENDED      ENDED       ENDED
                                           NOVEMBER 30,     MAY 31,     MAY 31,
                                              2001(A)        2001       2000(C)
                                           -------------  -----------  ----------

      CALIFORNIA II TAX-EXEMPT FUND
      -----------------------------------
      Net asset value at beginning of
        period...........................     $1.0000       $1.0000     $1.0000
                                              -------       -------     -------
      Net investment income..............      0.0066        0.0236      0.0208
      Dividends from net investment
        income...........................     (0.0066)      (0.0236)    (0.0208)
                                              -------       -------     -------
      Net asset value at end of period...     $1.0000       $1.0000     $1.0000
                                              =======       =======     =======
      Total Return.......................        0.65%         2.42%       2.27%(b)
      RATIOS/SUPPLEMENTAL DATA
      -----------------------------------
      Net assets end of period
        (millions).......................     $ 121.1       $ 136.2     $  91.4
      Ratio of expenses to average net
        assets...........................        1.02%(b)      1.00%       1.00%(b)(d)
      Ratio of net investment income to
        average
        net assets.......................        1.32%(b)      2.36%       2.27%(b)(d)

                                                           FOR THE SIX
                                                          MONTHS ENDED           FISCAL YEARS ENDED MAY 31,
                                                          NOVEMBER 30,   -------------------------------------------
                                                             2001(A)      2001     2000     1999     1998     1997
                                                          -------------  -------  -------  -------  -------  -------

      CONNECTICUT TAX-EXEMPT FUND
      ------------------------------------------
      Net asset value at beginning of period............     $1.0000     $1.0000  $1.0000  $1.0000  $1.0000  $1.0000
                                                             -------     -------  -------  -------  -------  -------
      Net investment income.............................      0.0066      0.0273   0.0248   0.0221   0.0267   0.0243
      Dividends from net investment income..............     (0.0066)    (0.0273) (0.0248) (0.0221) (0.0267) (0.0243)
                                                             -------     -------  -------  -------  -------  -------
      Net asset value at end of period..................     $1.0000     $1.0000  $1.0000  $1.0000  $1.0000  $1.0000
                                                             =======     =======  =======  =======  =======  =======
      Total Return......................................        0.65%       2.75%    2.48%    2.21%    2.67%    2.43%
      RATIOS/SUPPLEMENTAL DATA
      ------------------------------------------
      Net assets end of period (millions)...............     $  34.9     $  40.2  $  51.1  $  55.4  $  36.8  $  33.5
      Ratio of expenses to average net assets...........        1.02%(b)    1.01%    1.00%    1.00%    0.89%    0.97%
      Ratio of net investment income to average net
        assets..........................................        1.32%(b)    2.73%    2.42%    2.17%    2.64%    2.39%

--------------------------------------------------------------------------------

                                  FOR THE SIX
                                 MONTHS ENDED       FISCAL YEARS ENDED MAY 31,      PERIOD
                                 NOVEMBER 30,   ----------------------------------   ENDED
                                    2001(A)      2001     2000     1999     1998    1997(E)
                                 -------------  -------  -------  -------  -------  -------

      FLORIDA TAX-EXEMPT FUND
      -------------------------
      Net asset value at
        beginning of period....     $1.0000     $1.0000  $1.0000  $1.0000  $1.0000  $1.0000
                                    -------     -------  -------  -------  -------  -------
      Net investment income....      0.0075      0.0294   0.0272   0.0237   0.0269   0.0228
      Dividends from net
        investment income......     (0.0075)    (0.0294) (0.0272) (0.0237) (0.0269) (0.0228)
                                    -------     -------  -------  -------  -------  -------
      Net asset value at end of
        period.................     $1.0000     $1.0000  $1.0000  $1.0000  $1.0000  $1.0000
                                    =======     =======  =======  =======  =======  =======
      Total Return.............        0.75%       2.98%    2.72%    2.37%    2.69%    2.42%(b)
      RATIOS/SUPPLEMENTAL DATA
      -------------------------
      Net assets end of period
        (millions).............     $  32.2     $  28.9  $  28.9  $  22.6  $  10.8  $   4.1
      Ratio of expenses to
        average net assets.....        1.01%(b)    1.01%    1.00%    1.00%    0.94%    1.04%(b)
      Ratio of net investment
        income to average net
        assets.................        1.50%(b)    2.94%    2.68%    2.30%    2.62%    2.39%(b)

                                                           FOR THE SIX
                                                          MONTHS ENDED           FISCAL YEARS ENDED MAY 31,
                                                          NOVEMBER 30,   -------------------------------------------
                                                             2001(A)      2001     2000     1999     1998     1997
                                                          -------------  -------  -------  -------  -------  -------

      MASSACHUSETTS TAX-EXEMPT FUND
      ------------------------------------------
      Net asset value at beginning of period............     $1.0000     $1.0000  $1.0000  $1.0000  $1.0000  $1.0000
                                                             -------     -------  -------  -------  -------  -------
      Net investment income.............................      0.0071      0.0279   0.0256   0.0220   0.0284   0.0259
      Dividends from net investment income..............     (0.0071)    (0.0279) (0.0256) (0.0220) (0.0284) (0.0259)
                                                             -------     -------  -------  -------  -------  -------
      Net asset value at end of period..................     $1.0000     $1.0000  $1.0000  $1.0000  $1.0000  $1.0000
                                                             =======     =======  =======  =======  =======  =======
      Total Return......................................        0.71%       2.85%    2.56%    2.20%    2.84%    2.59%
      RATIOS/SUPPLEMENTAL DATA
      ------------------------------------------
      Net assets end of period (millions)...............     $  17.2     $  18.8  $  16.1  $  19.9  $  25.4  $  13.0
      Ratio of expenses to average net assets...........        1.01%(b)    1.00%    1.00%    1.00%    0.75%    0.83%(d)
      Ratio of net investment income to average net
        assets..........................................        1.42%(b)    2.79%    2.55%    2.17%    2.78%    2.54%(d)

--------------------------------------------------------------------------------

                                       FOR THE SIX     FISCAL YEARS      PERIOD
                                      MONTHS ENDED    ENDED MAY 31,      ENDED
                                      NOVEMBER 30,   ----------------   MAY 31,
                                         2001(A)      2001     2000     1999(F)
                                      -------------  -------  -------  ----------

      MICHIGAN TAX-EXEMPT FUND
      ------------------------------
      Net asset value at beginning
        of period...................     $1.0000     $1.0000  $1.0000   $1.0000
                                         -------     -------  -------   -------
      Net investment income.........      0.0063      0.0276   0.0263    0.0118
      Dividends from net investment
        income......................     (0.0063)    (0.0276) (0.0263)  (0.0118)
                                         -------     -------  -------   -------
      Net asset value at end of
        period......................     $1.0000     $1.0000  $1.0000   $1.0000
                                         =======     =======  =======   =======
      Total Return..................        0.62%       2.83%    2.63%     2.55%(b)
      RATIOS/SUPPLEMENTAL DATA
      ------------------------------
      Net assets end of period
        (millions)..................     $   4.9     $   4.8  $   2.2   $   1.2
      Ratio of expenses to average
        net assets..................        1.01%(b)    1.00%    1.00%     1.00%(b)(d)
      Ratio of net investment income
        to average net assets.......        1.25%(b)    2.76%    2.60%     2.02%(b)(d)

                                                           FOR THE SIX
                                                          MONTHS ENDED           FISCAL YEARS ENDED MAY 31,
                                                          NOVEMBER 30,   -------------------------------------------
                                                             2001(A)      2001     2000     1999     1998     1997
                                                          -------------  -------  -------  -------  -------  -------

      NEW JERSEY TAX-EXEMPT FUND
      ------------------------------------------
      Net asset value at beginning of period............     $1.0000     $1.0000  $1.0000  $1.0000  $1.0000  $1.0000
                                                             -------     -------  -------  -------  -------  -------
      Net investment income.............................      0.0072      0.0277   0.0249   0.0223   0.0254   0.0236
      Dividends from net investment income..............     (0.0072)    (0.0277) (0.0249) (0.0223) (0.0254) (0.0236)
                                                             -------     -------  -------  -------  -------  -------
      Net asset value at end of period..................     $1.0000     $1.0000  $1.0000  $1.0000  $1.0000  $1.0000
                                                             =======     =======  =======  =======  =======  =======
      Total Return......................................        0.74%       2.83%    2.49%    2.23%    2.54%    2.36%
      RATIOS/SUPPLEMENTAL DATA
      ------------------------------------------
      Net assets end of period (millions)...............     $  80.9     $  52.9  $  44.4  $  41.3  $  37.6  $  39.5
      Ratio of expenses to average net assets...........        1.01%(b)    1.01%    1.05%    1.00%    0.99%    1.06%
      Ratio of net investment income to average net
        assets..........................................        1.45%(b)    2.77%    2.46%    2.17%    2.50%    2.33%

--------------------------------------------------------------------------------

                                  FOR THE SIX                                   PERIOD
                                 MONTHS ENDED    FISCAL YEARS ENDED MAY 31,     ENDED
                                 NOVEMBER 30,   ----------------------------   MAY 31,
                                    2001(A)       2001      2000      1999     1998(G)
                                 -------------  --------  --------  --------  ----------

      OHIO TAX-EXEMPT FUND
      -------------------------
      Net asset value at
        beginning of period....     $1.0000     $1.0000   $1.0000   $1.0000    $1.0000
                                    -------     -------   -------   -------    -------
      Net investment income....      0.0064      0.0281    0.0256    0.0236     0.0048
      Dividends from net
        investment income......     (0.0064)    (0.0281)  (0.0256)  (0.0236)   (0.0048)
                                    -------     -------   -------   -------    -------
      Net asset value at end of
        period.................     $1.0000     $1.0000   $1.0000   $1.0000    $1.0000
                                    =======     =======   =======   =======    =======
      Total Return.............        0.63%       2.88%     2.56%     2.36%      2.87%(b)
      RATIOS/SUPPLEMENTAL DATA
      -------------------------
      Net assets end of period
        (millions).............     $   6.7     $   8.1   $   8.9   $   1.2    $   2.5
      Ratio of expenses to
        average net assets.....        1.02%(b)    1.00%     1.00%     1.00%(c)     1.00%(b)(d)
      Ratio of net investment
        income to average net
        assets.................        1.28%(b)    2.81%     2.95%     2.16%(c)     2.86%(b)(d)

                                  FOR THE SIX                                   PERIOD
                                 MONTHS ENDED    FISCAL YEARS ENDED MAY 31,     ENDED
                                 NOVEMBER 30,   ----------------------------   MAY 31,
                                    2001(A)       2001      2000      1999     1998(H)
                                 -------------  --------  --------  --------  ----------

      PENNSYLVANIA TAX-EXEMPT FUND
      -------------------------
      Net asset value at
        beginning of period....     $1.0000     $1.0000   $1.0000   $1.0000    $1.0000
                                    -------     -------   -------   -------    -------
      Net investment income....      0.0067      0.0287    0.0276    0.0234     0.0189
      Dividends from net
        investment income......     (0.0067)    (0.0287)  (0.0276)  (0.0234)   (0.0189)
                                    -------     -------   -------   -------    -------
      Net asset value at end of
        period.................     $1.0000     $1.0000   $1.0000   $1.0000    $1.0000
                                    =======     =======   =======   =======    =======
      Total Return.............        0.69%       2.97%     2.76%     2.34%      2.64%(b)
      RATIOS/SUPPLEMENTAL DATA
      -------------------------
      Net assets end of period
        (millions).............     $  45.8     $  34.1   $  21.1   $  16.9    $  13.2
      Ratio of expenses to
        average net assets.....        1.01%(b)    1.00%     1.00%     1.00%      1.00%(b)
      Ratio of net investment
        income to average net
        assets.................        1.33%(b)    2.87%     2.73%     2.28%      2.62%(b)

--------------------------------------------------------------------------------

                                            FOR THE SIX   FISCAL YEAR    PERIOD
                                           MONTHS ENDED      ENDED       ENDED
                                           NOVEMBER 30,     MAY 31,     MAY 31,
                                              2001(A)        2001       2000(I)
                                           -------------  -----------  ----------

      VIRGINIA TAX-EXEMPT FUND
      -----------------------------------
      Net asset value at beginning of
        period...........................     $1.0000       $1.0000     $1.0000
                                              -------       -------     -------
      Net investment income..............      0.0052        0.0253      0.0075
      Dividends from net investment
        income...........................     (0.0052)      (0.0253)    (0.0075)
                                              -------       -------     -------
      Net asset value at end of period...     $1.0000       $1.0000     $1.0000
                                              =======       =======     =======
      Total Return.......................        0.54%         2.77%       3.08%(b)
      RATIOS/SUPPLEMENTAL DATA
      -----------------------------------
      Net assets end of period
        (millions).......................     $  10.5       $   6.7     $   2.1
      Ratio of expenses to average net
        assets...........................        1.01%(b)      1.00%       1.01%(b)(d)
      Ratio of net investment income to
        average net assets...............        1.04%(b)      2.53%       3.19%(b)(d)

---------------

(a)  Unaudited
(b)  Annualized
(c)  From July 2, 1999 (Commencement of Operations) to May 31, 2000.
(d) Due to the voluntary waiver of certain expense by RMCI for certain funds, the actual expense ratios and net investment income amounted to:

--------------------------------------------------------------------------------

                                     FISCAL              NET
                                      YEAR   EXPENSE  INVESTMENT
                                     ENDED    RATIO     INCOME
                                     ------  -------  ----------

California II......................   2000      .96%       2.31%
Massachusetts......................   1997      .79        2.58
Michigan...........................   1999      .49        2.53
Ohio...............................   1999      .83        2.32
Virginia...........................   2000      .97        3.23

(e)  From June 24, 1996 (Commencement of Operations) to May 31, 1997.
(f)  From December 14, 1998 (Commencement of Operations) to May 31, 1999.
(g)  From April 1, 1998 (Commencement of Operations) to May 31, 1998.
(h)  From September 12, 1997 (Commencement of Operations) to May 31, 1998.
(i)  From March 3, 2000 (Commencement of Operations) to May 31, 2000.

                                ---------------

                      FEDERAL TAX INFORMATION (UNAUDITED)
                                ---------------
The dividends distributed by the Fund are "exempt interest dividends" for federal tax purposes.